Cash Flow (Tables)	12 Months Ended
Jun. 30, 2025
Cash Flow Statement [Abstract]
Schedule of cash flow statement adjustments

Adjustments	2025 £’000	2024 £’000	2023 £’000
Depreciation, amortisation and impairment of non-financial assets	£44,941	£38,941	£32,927
Unrealised foreign exchange loss	3,267	3,249	5,441
Interest income	(1,256)	(6,171)	(3,506)
Fair value movement of financial liabilities	(5,755)	(9,133)	(11,828)
Interest expense	10,646	6,181	3,469
Net loss/(gain) on disposal of non-current assets (tangibles and intangibles)	128	690	(45)
Share-based compensation expense	32,045	34,678	31,058
Hyperinflation effect (gain)	—	—	(386)
Research and development tax credit	(464)	(7,788)	(5,027)
Loss on derecognition of right-of-use assets sub-leased	—	81	—
Net loss/(gain) on disposal of right-of-use asset	70	(139)	(1)
Fair value movement of financial assets	(19)	(18)	(2)
Grant income	(1,994)	(2,803)	(2,935)
Total adjustments	£81,609	£57,768	£49,165

Net changes in working capital	2025 £’000	2024 £’000	2023 £’000
(Increase)/decrease in trade and other receivables	£(18,602)	£5,532	£(3,937)
Decrease in trade and other payables	(21,584)	(22,112)	(12,136)
Net changes in working capital	£(40,186)	£(16,580)	£(16,073)

Schedule of non-cash changes arising from financing activities

Grant received	Beginning of the year £’000	Cash received £’000	Grant income £'000	Non-cash foreign exchange £'000	End of the year £'000
2023	(437)	494	(2,935)	1	(2,877)
2024	(2,877)	707	(2,803)	81	(4,892)
2025	(4,892)	274	(1,994)	61	(6,551)
The grants receivable in 2023, 2024 and 2025 are presented in trade and other receivables.

Borrowings	Beginning of the year £’000	Proceeds from borrowings £’000	Repayment of borrowings £’000	Non-cash foreign exchange £’000	Non-cash Other £'000	End of the year £'000
2024	—	(153,814)	8,056	795	209	(144,754)
2025	(144,754)	(85,562)	43,404	6,149	(180)	(180,943)